Label	Element	Value
Leverage Shares 2X Capped Accelerated COIN Monthly ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	91.80%
Leverage Shares 2X Capped Accelerated COIN Monthly ETF | Money Market Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	82.20%
Leverage Shares 2X Capped Accelerated COIN Monthly ETF | Purchased Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	19.20%
Leverage Shares 2X Capped Accelerated COIN Monthly ETF | Written Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	(14.40%)
Leverage Shares 2X Capped Accelerated COIN Monthly ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	(78.80%)